10. Convertible Debt	9 Months Ended
Jun. 30, 2013
Notes
10. Convertible Debt

10.  Convertible Debt

During the months of November and December 2011, the Company received a total of $1,800,000 in consideration for issuing convertible notes and warrants to purchase 3,600,000 shares of the Company’s common stock to seven investors including a Company director.  In February 2012, the Company received from two investors an additional $200,000 in consideration for issuing convertible notes and warrants to purchase 400,000 shares of the Company’s common stock. The notes bear interest at a rate of 10% per annum. Under the original terms of the promissory notes, principal and accrued interest were fully due one year from the respective date of each loan but could be extended by mutual consent of the holder and the Company. Outstanding principal and the first year’s accrued interest are convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. In September 2012, holders of nine notes with a face amount of $1,700,000 agreed to modify the terms of their notes and extend the maturity date of their notes to August 31, 2014. Of the remaining notes with a face value of $300,000, $200,000 matured and was paid in December 2012, and $100,000 that would otherwise have matured and been payable in in February 2013 was converted, together with $10,000 of interest, into 220,000 shares of the Company’s common stock in February 2013. The expiration dates of common stock warrants issued in connection with the modified notes were also extended to September 7, 2015. The modification of the terms of the convertible debt did not extinguish any portion of debt; therefore no gain or loss was recorded due to the modifications.

In connection with the Company’s second private offering dated September 7, 2012, the Company received a total of $3,000,000 in consideration for issuing convertible notes and warrants to purchase 6,000,000 shares of the Company’s common stock to 64 investors.  The notes bear interest at a rate of 10% per annum, and interest is payable semi-annually. Principal and any unpaid accrued interest are fully due two years from the respective date of each loan. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The aforementioned warrants are fully exercisable into common shares commencing on the date of each loan at a price of $0.25 per share and expire three years from the respective date of grant.

In connection with the second private offering, the Company incurred offering costs totaling $424,843 including the fair value of warrants issued to the Placement Agent to purchase 479,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $166,319 was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $424,843 is being amortized over the two-year term of the related debt using the effective interest method.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” the convertible notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,530,415. The discounts are being amortized to either interest expense (if the debt is due to an unrelated party) or equity (if the debt is due to a related party) over the term of the various notes using the effective interest method.  The initial value of the warrants of $1,124,773 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $51,516 was calculated pursuant to ASC Topic 470-20 using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

During the nine months ended June 30, 2013, the Note holders converted debt and accrued interest totaling $1,052,000 into 2,104,000 shares of the Company’s common stock and exercised warrants for the issuance of 689,000 common shares. The Company received a total of $131,100 on the exercise of the warrants.

Interest accrued on the above convertible debt and charged to operations for the three months ended June 30, 2013 and 2012 was $108,765 and $49,918 respectively. Interest accrued on the above convertible debt and charged to operations for the six months ended June 30, 2013 and 2012 was $350,836 and $112,137 respectively.

Amortization of the discounts for the three months ended June 30, 2013 totaled $378,227 of which $372,157 was charged to interest expense and $2,074 was charged to equity. Amortization of the discounts for the three months ended June 30, 2012 totaled $117,284 of which $93,179 was charged to interest expense and $24,105 was charged to equity.

Amortization of the discounts for the nine months ended June 30, 2013 totaled $727,704 of which $721,634 was charged to interest expense and $6,070 was charged to equity. Amortization of the discounts for the nine months ended June 30, 2012 totaled $245,475 of which $188,282 was charged to interest expense and $57,193 was charged to equity.

Discount amortization expense for the three and nine months ended June 30, 2013 includes $197,827 of the remaining unamortized portion of discounts attributable the $1,052,000 of debt converted during the period that was charged to operations upon the conversions.

The balance of these convertible notes at June 30, 2013 is as follows:

June 30, 2013
Principal balance	$3,758,000
Accrued interest	323,281
4,081,281
Less discount	(476,757)
3,604,524
Less current portion	-
Long-term portion	$3,604,524

The following are maturities of the principal balance of the convertible debt:

December 31,
2014	$3,758,000
$3,758,000